Inventory (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [Abstract]
Mining and processing costs, inventories	$ 360.4	$ 319.9
Amortization costs, Inventories		152.7
Indirect Production Costs		5.4
Reclassified Amortization Costs		$ 1.1